UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman SachsFunds
C O R ESM T A X — M A N A G E D E Q U I T Y F U N D Semiannual Report June 30, 2004
Long-term
after-tax
growth of capital

Goldman Sachs CORESM Tax-Managed Equity Fund
NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS CORE℠ TAX-MANAGED EQUITY FUND

What Differentiates the Goldman Sachs CORE Tax-Management Process?

In managing money for many of the world's wealthiest taxable investors, Goldman Sachs often constructs a diversified investment portfolio around a tax-managed core. With the Goldman Sachs CORE Tax-Managed Equity Fund, investors can access Goldman Sachs' tax-smart investment expertise while capitalizing on this same strategic approach to portfolio construction.

Goldman Sachs' CORE ("Computer-Optimized, Research-Enhanced") investment process is a disciplined quantitative approach that has been consistently applied since 1989. With this Fund, CORE is enhanced with an additional layer that seeks to maximize after-tax returns.

1 CORE STOCK SELECTION

- Comprehensive
- Rigorous
- Objective
- Extensive
- Fundamental
- Insightful

Advantage: Daily analysis of approximately 3,000 U.S. equity securities using a proprietary model

2 CORE PORTFOLIO CONSTRUCTION

- Benchmark driven
- Sector and size neutral
- Tax optimized

Tax optimization is an additional layer that is built into the existing CORE investment process — **a distinct advantage.** While other managers may simply seek to minimize taxable distributions through a low turnover strategy, this extension of CORE seeks to maximize after-tax returns — **the true objective of every taxable investor.**

Advantage: Value added through stock selection — not market trends, industry rotation or style bias

RESULT

- A fully invested, style-consistent portfolio
- Broad access to the total U.S. equity market
- A consistent goal of maximizing after-tax risk-adjusted returns

1

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND
Performance Overview
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs CORE Tax-Managed Equity Fund during the six-month reporting period that ended June 30, 2004.
Performance Review
For the six-month period that ended June 30, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 6.80%, 6.33%, 6.35%, 6.94%, and 6.70%, respectively. These returns compare to the 3.59% cumulative total return of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested), over the same period.
As these absolute returns indicate, the equity markets continued to rise during the six-month reporting period. The Fund outperformed its benchmark over this period, due to solid returns to the CORESM themes, a disciplined approach to security analysis, and rigorous risk management.
Of the CORE themes, Valuation and Earnings Quality were the most significant contributors to relative returns, as inexpensive companies with cash-based sources of earnings outperformed their industry counterparts. Momentum and Profitability also contributed significantly to positive excess returns, followed at some distance by Analyst Sentiment. Only Management Impact detracted from relative returns for the period.
Stock selection was positive in ten of the 13 sectors, most notably in the Consumer NonCyclicals, Energy, and Healthcare sectors. Conversely, Fund holdings in the Technology, Commercial Services, and Industrials sectors underperformed their benchmark peers for the period, but did little to offset the gains felt elsewhere.
Portfolio Positioning
The CORE Tax-Managed Equity Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire U.S. equity market. The benchmark is the Russell 3000 Index, which covers a range of issuers from large- to small-cap stocks. In managing the CORE products, we do not take size or sector bets. Rather, we seek to add value versus the Fund’s benchmark by individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins, sustainable earnings and that use their capital to enhance shareholder value. Our quantitative process seeks out stocks with good momentum and high expected growth that also appear to be good values (relative to other stocks in the same industry). We prefer stocks favored by fundamental research analysts and less volatile stocks with lower-than-average probability of reporting disappointing earnings. Our portfolio construction process integrates tax considerations into investment decisions with the goal of maximizing after-tax return.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND
In terms of individual stocks, overweight positions in Tesoro Petroleum Corp., Tyson Foods, Inc., and eResearch Technology, Inc. were among the biggest positive contributors to relative performance for the period. On the downside, overweight positions in Friedman Billings Ramsey Group Inc., Intel Corp., and Agilent Technologies Inc. were among those that detracted from excess returns for the six-month period. Friedman Billings Ramsey and Agilent were subsequently eliminated from the portfolio.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, July 16, 2004

GOLDMAN SACHS CORE℠ TAX-MANAGED EQUITY FUND

Fund Basics

as of June 30, 2004

Assets Under Management

$87.4 Million

Number of Holdings

150

NASDAQ SYMBOLS

Class A Shares

GCTAX

Class B Shares

GCTBX

Class C Shares

GCTCX

Institutional Shares

GCTIX

Service Shares

GCTSX

PERFORMANCE REVIEW

January 1, 2004–June 30, 2004	Fund Total Return (based on NAV)[1]	Russell 3000 Index[2]
Class A	6.80%	3.59%
Class B	6.33	3.59
Class C	6.35	3.59
Institutional	6.94	3.59
Service	6.70	3.59

[1]The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2]The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 6/30/04	Class A	Class B	Class C	Institutional	Service
One Year	17.66%	18.47%	22.53%	24.99%	24.38%
Since Inception (4/3/00)	-4.59	-4.47	-4.05	-2.92	-3.39

[3]The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/04[4]

Holding	% of Total Net Assets	Line of Business
Pfizer, Inc.	3.4%	Drugs
Bank of America Corp.	2.6	Large Banks
Intel Corp.	2.6	Semiconductors
The Procter & Gamble Co.	2.3	Home Products
J.P. Morgan Chase & Co.	1.9	Large Banks
3M Co.	1.8	Chemical
Qualcomm, Inc.	1.7	Telecommunications Equipment
Microsoft Corp	1.6	Computer Software
Wachovia Corp.	1.6	Large Banks
General Electric Co.	1.5	Parts & Equipment

[4]The top 10 holdings may not be representative of the Fund's future investments.

4

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND
STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/04 Since Inception Class A Shares One Year (4/3/00) Returns before taxes* 17.66% -4.59% Returns after taxes on distributions** 17.66 -4.61 Returns after taxes on distributions*** 11.48 -3.87 and sale of Fund shares
The mutual fund industry is required to provide standardized after-tax performance in sales literature for funds that either include other forms of after-tax performance in their sales literature or portray themselves as being managed to limit the effect of taxes on performance. Above are standardized after-tax returns for Class A Shares of the Goldman Sachs CORE Tax-Managed Equity Fund to which the requirement applies. The after-tax returns for Institutional and Service Classes and Class B and Class C Shares will vary.
Standardized after-tax returns assume reinvestment of all distributions at net asset value and reflect a maximum initial sales charge of 5.5% for Class A Shares. The returns are calculated using the applicable historical highest individual federal marginal income tax rates (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
* Returns before taxes do not reflect taxes on distributions on the Fund’s Class A Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.
** Returns after taxes on distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
*** Returns after taxes on distributions and sale of Fund shares reflect taxes paid on the Fund’s Class A Shares and taxes applicable when the investment is redeemed (sold) by you.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments
June 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%

Biotechnology – 3.3%
7,040	Amgen, Inc.*	$384,173
1,700	Biogen Idec, Inc.*	107,525
21,800	Genentech, Inc.*	1,225,160
18,000	Gilead Sciences, Inc.*	1,206,000

		2,922,858

Brokers – 0.3%
5,000	Merrill Lynch & Co., Inc.	269,900

Chemical – 3.5%
17,600	3M Co.	1,584,176
2,100	Brady Corp.	96,810
3,600	Carlisle Cos., Inc.	224,100
31,076	Monsanto Co.	1,196,426

		3,101,512

Computer Hardware – 2.5%
15,400	Cisco Systems, Inc.*	364,980
23,200	Dell, Inc.*	831,024
33,658	Hewlett-Packard Co.	710,184
7,500	Sanmina-SCI Corp.*	68,250
8,800	UNOVA, Inc.*	178,200

		2,152,638

Computer Software – 5.6%
6,500	Aspect Communications Corp.*	92,300
20,100	Computer Associates International, Inc.	564,006
37,100	eResearch Technology, Inc.*	1,038,800
3,300	Intergraph Corp.*	85,338
9,100	International Business Machines Corp.	802,165
48,100	Microsoft Corp.	1,373,736
3,900	SS&C Technologies, Inc.	72,930
20,500	Symantec Corp.*	897,490

		4,926,765

Construction – 0.7%
5,000	Brookfield Homes Corp.	130,950
7,600	Hughes Supply, Inc.	447,868

		578,818

Defense/ Aerospace – 0.8%
18,700	Raytheon Co.	668,899

Drugs – 5.6%
12,200	Allergan, Inc.	1,092,144
4,100	Eli Lilly & Co.	286,631
4,200	Endo Pharmaceuticals Holdings, Inc.*	98,490
8,600	Johnson & Johnson	479,020
85,740	Pfizer, Inc.	2,939,167

		4,895,452

Electrical Utilities – 2.8%
11,600	Alliant Energy Corp.	302,528
4,300	Constellation Energy Group, Inc.	162,970
43,500	Edison International	1,112,295
16,200	Entergy Corp.	907,362

		2,485,155

Energy Resources – 3.1%
8,280	ConocoPhillips	631,681
24,900	Exxon Mobil Corp.	1,105,809
1,846	Kerr-McGee Corp.	99,260
17,600	Occidental Petroleum Corp.	852,016

		2,688,766

Environmental & Other Services – 0.8%
9,300	Cendant Corp.	227,664
9,000	LNR Property Corp.	488,250

		715,914

Food & Beverage – 4.0%
20,900	Archer-Daniels-Midland Co.	350,702
2,000	Corn Products International, Inc.	93,100
23,700	Kraft Foods, Inc.	750,816
9,400	PepsiAmericas, Inc.	199,656
28,300	Sysco Corp.	1,015,121
52,100	Tyson Foods, Inc.	1,091,495

		3,500,890

Health Insurance – 1.1%
25,200	Pacificare Health Systems*	974,232

Home Products – 3.7%
24,800	Avon Products, Inc.	1,144,272
2,700	Gillette Co.	114,480
37,000	Procter & Gamble Co.	2,014,280

		3,273,032

Hotel & Leisure – 1.7%
4,400	Choice Hotels International, Inc.	220,704
4,200	Handleman Co.	97,272
12,737	Harman International Industries, Inc.	1,159,067

		1,477,043

Information Services – 2.4%
43,200	IMS Health, Inc.	1,012,608
16,500	Moody’s Corp.	1,066,890

		2,079,498

Internet – 0.3%
4,200	Amazon.com, Inc.*	228,480

Large Banks – 7.1%
27,271	Bank of America Corp.	2,307,672
16,400	Citigroup, Inc.	762,600
42,000	J.P. Morgan Chase & Co.	1,628,340
3,900	U.S. Bancorp.	107,484
30,800	Wachovia Corp.	1,370,600

		6,176,696

6      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Life Insurance – 3.4%
2,200	AmerUs Group Co.	$91,080
1,900	Lincoln National Corp.	89,775
4,300	MetLife, Inc.	154,155
2,800	MONY Group, Inc.	87,640
6,100	Nationwide Financial Services	229,421
31,200	Principal Financial Group	1,085,136
26,700	Prudential Financial, Inc.	1,240,749

		2,977,956

Media – 3.5%
15,052	Comcast Corp.*	421,908
15,705	DIRECTV Group, Inc.*	268,555
28,600	Fox Entertainment Group, Inc.*	763,620
19,900	Hearst-Argyle Television, Inc.	513,022
30,900	Historic Time Warner, Inc.*	543,222
7,100	PanAmSat Corp.*	164,862
15,200	Walt Disney Co.	387,448

		3,062,637

Medical Products – 1.5%
12,400	Boston Scientific Corp.*	530,720
8,700	Zimmer Holdings, Inc.*	767,340

		1,298,060

Medical Providers – 1.8%
20,200	UnitedHealth Group, Inc.	1,257,450
19,200	US Oncology, Inc.*	282,624

		1,540,074

Mining – 0.2%
2,600	Southern Peru Copper Corp.	107,458
13,200	USEC, Inc.	115,764

		223,222

Motor Vehicle – 1.8%
36,400	Autonation, Inc.*	622,440
49,000	Delphi Corp.	523,320
4,400	General Motors Corp.	204,996
3,600	Johnson Controls, Inc.	192,168

		1,542,924

Oil Refining – 3.3%
12,000	Sunoco, Inc.	763,440
46,200	Tesoro Petroleum Corp.*	1,275,120
11,100	Valero Energy Corp.	818,736

		2,857,296

Oil Services – 1.7%
7,500	Petroleum Development Corp.*	205,650
38,800	Transocean, Inc.*	1,122,872
6,400	Universal Compression Holdings, Inc.*	196,352

		1,524,874

Paper & Packaging – 0.8%
3,600	Chesapeake Corp.	96,048
21,800	Louisiana-Pacific Corp.	515,570
3,400	United Stationers, Inc.*	135,048

		746,666

Parts & Equipment – 2.8%
3,750	Engineered Support Systems, Inc.	219,412
39,800	General Electric Co.	1,289,520
5,175	Graco, Inc.	160,684
19,400	Tyco International Ltd.	642,916
1,400	Woodward Governor Co.	100,954

		2,413,486

Property Insurance – 2.1%
2,600	American International Group, Inc.	185,328
1,800	American National Insurance	166,194
1	Fidelity National Financial, Inc.	37
12,200	Loews Corp.	731,512
12,500	MBIA, Inc.	714,000

		1,797,071

Publishing – 0.1%
1,700	Pulitzer, Inc.	83,130

Regionals – 2.0%
9,300	Bank of Hawaii Corp.	420,546
2,500	Corus Bankshares, Inc.	102,775
6,100	Hudson City Bancorp, Inc.	203,984
17,200	KeyCorp.	514,108
5,000	Marshall & Ilsley Corp.	195,450
5,600	UnionBanCal Corp.	315,840

		1,752,703

REITS – 1.3%
41,700	Equity Office Properties Trust	1,134,240

Restaurants – 0.6%
11,900	Starbucks Corp.*	517,412

Retail Apparel – 6.3%
2,500	Best Buy Co., Inc.	126,850
24,300	Coach, Inc.*	1,098,117
20,800	Federated Department Stores	1,021,280
7,400	J. C. Penney Co., Inc.	279,424
13,100	Kmart Holding Corp.*@	940,580
13,600	Longs Drug Stores Corp.	324,632
12,200	Pep Boys – Manny, Moe & Jack	309,270
4,600	Russell Corp.	82,616
60,400	Saks, Inc.	906,000
6,000	ShopKo Stores, Inc.*	84,840
11,500	Sonic Automotive, Inc.	254,725
1,500	Wal-Mart Stores, Inc.	79,140

		5,507,474

The accompanying notes are an integral part of these financial statements.      7

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)
June 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Semiconductors – 3.7%
25,000	Avnet, Inc.*	$567,500
83,300	Intel Corp.	2,299,080
14,500	Texas Instruments, Inc.	350,610

		3,217,190

Specialty Financials – 4.5%
17,500	AmeriCredit Corp.*	341,775
1,400	Blackrock, Inc.	89,362
29,000	CIT Group, Inc.	1,110,410
20,800	CompuCredit Corp.*	359,840
13,000	Countrywide Financial Corp.	913,250
29,900	MBNA Corp.	771,121
7,500	New Century Financial Corp. @	351,150

		3,936,908

Telecommunications Equipment – 3.3%
70,200	Motorola, Inc.	1,281,150
3,300	Plantronics, Inc.*	138,930
20,100	Qualcomm, Inc.	1,466,898

		2,886,978

Telephone – 3.0%
16,000	BellSouth Corp.	419,520
12,800	CenturyTel, Inc.	384,512
4,500	IDT Corp.*	81,135
23,000	SBC Communications, Inc.	557,750
67,000	Sprint Corp.	1,179,200

		2,622,117

Tobacco – 1.4%
17,700	R.J. Reynolds Tobacco Holdings, Inc.	1,196,343

Transports – 0.6%
3,600	Overseas Shipholding Group	158,868
5,100	United Parcel Service, Inc. Class B	383,367

		542,235

Wireless – 0.9%
16,700	AT&T Wireless Services, Inc.*	239,144
5,500	Telephone & Data Systems, Inc.	391,600
4,300	U.S. Cellular Corp.*	165,765

		796,509

TOTAL COMMON STOCKS
(Cost $65,757,077)		$87,294,053

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $65,757,077)		$87,294,053

Shares	Description	Value
Securities Lending Collateral – 0.8%

750,825	Boston Global Investment Trust – Enhanced Portfolio	$750,825

TOTAL SECURITIES LENDING COLLATERAL
(Cost $750,825)		$750,825

TOTAL INVESTMENTS – 100.7%
(Cost $66,507,902)		$88,044,878

@	All or a portion of security is on loan.

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

8      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:

Investment in securities, at value (identified cost $65,757,077)	$87,294,053
Securities lending collateral, at value (which approximates cost)	750,825
Cash(a)	230,755
Receivables:
Dividends	88,351
Fund shares sold	58,901
Reimbursement from investment adviser	6,235
Variation Margin	3,253
Securities lending income	264
Other assets	22,056

Total assets	88,454,693

Liabilities:

Payables:
Payable upon return of securities loaned	750,825
Fund shares repurchased	110,200
Investment securities purchased	38,215
Amounts owed to affiliates	108,920
Accrued expenses	51,324

Total liabilities	1,059,484

Net Assets:

Paid-in capital	116,704,550
Accumulated net investment income	54,953
Accumulated net realized loss on investment and futures transactions	(50,901,681)
Net unrealized gain on investments and futures	21,537,387

NET ASSETS	$87,395,209

Net asset value, offering and redemption price per share:(b)
Class A	$8.64
Class B	$8.40
Class C	$8.38
Institutional	$8.78
Service	$8.60

Shares outstanding:
Class A	4,219,666
Class B	3,158,633
Class C	2,608,084
Institutional	202,832
Service	88,202

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	10,277,417

(a)	Includes restricted cash of $102,000 relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $9.14. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:

Dividends	$768,439
Interest (Including securities lending income of $6,098)	6,291

Total income	774,730

Expenses:

Management fees	328,958
Distribution and Service fees(a)	287,871
Transfer Agent fees(b)	80,806
Custody and accounting fees	53,227
Printing fees	29,786
Registration fees	26,334
Professional fees	25,646
Trustee fees	7,062
Service Share fees	2,017
Other	1,734

Total expenses	843,441

Less — expense reductions	(123,664)

Net expenses	719,777

NET INVESTMENT INCOME	54,953

Realized and unrealized gain (loss) on investment and futures transactions:

Net realized gain (loss) from:
Investment transactions	6,090,199
Futures transactions	(22,090)
Net change in unrealized gain (loss) on:
Investments	(538,086)
Futures	(1,762)

Net realized and unrealized gain on investment and futures transactions	5,528,261

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,583,214

(a)	Class A, Class B and Class C had Distribution and Service fees of $44,624, $133,096 and $110,151, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class had Transfer Agent fees of $33,915, $25,288, $20,929, $513 and $161, respectively.

10      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2004	Year Ended
	(Unaudited)	December 31, 2003

From operations:

Net investment income (loss)	$54,953	$(116,056)
Net realized gain on investment and futures transactions	6,068,109	3,227,578
Net change in unrealized gain (loss) on investments and futures	(539,848)	18,378,900

Net increase in net assets resulting from operations	5,583,214	21,490,422

From share transactions:

Proceeds from sales of shares	3,126,661	5,466,946
Cost of shares repurchased	(10,170,085)	(28,483,771)

Net decrease in net assets resulting from share transactions	(7,043,424)	(23,016,825)

TOTAL DECREASE	(1,460,210)	(1,526,403)

Net assets:

Beginning of period	88,855,419	90,381,822

End of period	$87,395,209	$88,855,419

Accumulated net investment income	$54,953	$—

The accompanying notes are an integral part of these financial statements.      11

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
					Distributions to
	Net asset	Net			shareholders
	value,	investment	Net realized	Total from	from net	Net asset
	beginning	income	and unrealized	investment	investment	value, end
	of period	(loss)(c)	gain (loss)	operations	income	of period

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2004 - Class A Shares	$8.09	$0.02	$0.53	$0.55	$—	$8.64
2004 - Class B Shares	7.90	(0.01)	0.51	0.50	—	8.40
2004 - Class C Shares	7.88	(0.01)	0.51	0.50	—	8.38
2004 - Institutional Shares	8.21	0.04	0.53	0.57	—	8.78
2004 - Service Shares	8.06	0.02	0.52	0.54	—	8.60
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	6.27	0.02	1.80	1.82	—	8.09
2003 - Class B Shares	6.16	(0.03)	1.77	1.74	—	7.90
2003 - Class C Shares	6.15	(0.03)	1.76	1.73	—	7.88
2003 - Institutional Shares	6.33	0.05	1.83	1.88	—	8.21
2003 - Service Shares	6.24	0.01	1.81	1.82	—	8.06

2002 - Class A Shares	7.92	0.01	(1.66)	(1.65)	—	6.27
2002 - Class B Shares	7.84	(0.04)	(1.64)	(1.68)	—	6.16
2002 - Class C Shares	7.82	(0.04)	(1.63)	(1.67)	—	6.15
2002 - Institutional Shares	7.96	0.04	(1.67)	(1.63)	—	6.33
2002 - Service Shares	7.90	— (d)	(1.66)	(1.66)	—	6.24

2001 - Class A Shares	8.93	— (d)	(0.99)	(0.99)	(0.02)	7.92
2001 - Class B Shares	8.89	(0.06)	(0.99)	(1.05)	—	7.84
2001 - Class C Shares	8.88	(0.06)	(0.99)	(1.05)	(0.01)	7.82
2001 - Institutional Shares	8.96	0.03	(1.00)	(0.97)	(0.03)	7.96
2001 - Service Shares	8.93	(0.01)	(0.99)	(1.00)	(0.03)	7.90
FOR THE PERIOD ENDED DECEMBER 31,

2000 - Class A Shares (commenced April 3)	10.00	0.04	(1.11)	(1.07)	—	8.93
2000 - Class B Shares (commenced April 3)	10.00	— (d)	(1.11)	(1.11)	—	8.89
2000 - Class C Shares (commenced April 3)	10.00	— (d)	(1.12)	(1.12)	—	8.88
2000 - Institutional Shares (commenced April 3)	10.00	0.13	(1.17)	(1.04)	—	8.96
2000 - Service Shares (commenced April 3)	10.00	0.06	(1.13)	(1.07)	—	8.93

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than a full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

						Ratios assuming no expense reductions

	Net assets			Ratio of net				Ratio of net
	at end of	Ratio of net		investment		Ratio of total		investment		Portfolio
Total	period	expenses to		income (loss) to		expenses to		income (loss) to		turnover
return(a)	(in 000s)	average net assets		average net assets		average net assets		average net assets		rate

6.80%	$36,457	1.24	%(b)	0.53	%(b)	1.52	%(b)	0.25	%(b)	42%
6.33	26,540	1.99	(b)	(0.22	)(b)	2.27	(b)	(0.50	)(b)	42
6.35	21,859	1.99	(b)	(0.22	)(b)	2.27	(b)	(0.50	)(b)	42
6.94	1,781	0.84	(b)	0.90	(b)	1.12	(b)	0.62	(b)	42
6.70	758	1.34	(b)	0.42	(b)	1.62	(b)	0.14	(b)	42

29.03	35,664	1.25		0.25		1.57		(0.07)		73
28.25	26,689	2.00		(0.50)		2.32		(0.82)		73
28.13	22,832	2.00		(0.50)		2.32		(0.82)		73
29.70	2,814	0.85		0.65		1.17		0.33		73
29.17	856	1.35		0.15		1.67		(0.17)		73

(20.83)	38,013	1.26		0.11		1.48		(0.11)		81
(21.43)	24,066	2.01		(0.64)		2.23		(0.86)		81
(21.36)	21,711	2.01		(0.64)		2.23		(0.86)		81
(20.48)	5,863	0.86		0.52		1.08		0.30		81
(21.01)	729	1.36		0.03		1.58		(0.19)		81

(11.03)	62,896	1.24		—		1.45		(0.20)		102
(11.78)	37,711	1.99		(0.74)		2.20		(0.95)		102
(11.85)	33,089	1.99		(0.74)		2.20		(0.95)		102
(10.78)	9,933	0.84		0.42		1.05		0.21		102
(11.15)	723	1.34		(0.09)		1.55		(0.30)		102

(10.70)	64,396	1.24	(b)	0.63	(b)	2.03	(b)	(0.16	)(b)	77
(11.10)	34,538	1.99	(b)	(0.03	)(b)	2.78	(b)	(0.82	)(b)	77
(11.20)	25,640	1.99	(b)	(0.05	)(b)	2.78	(b)	(0.84	)(b)	77
(10.40)	11,787	0.84	(b)	1.87	(b)	1.63	(b)	1.08	(b)	77
(10.70)	533	1.34	(b)	0.94	(b)	2.13	(b)	0.15	(b)	77

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements
June 30, 2004 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “Act”) (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs CORESM Tax-Managed Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro-rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans.

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM has managed the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, at an annual rate equal to 0.75% of the Fund’s average daily net assets. Effective June 1, 2004, GSAM voluntarily agreed to waive a portion of the Management fee equal to 0.05% of the Fund’s average daily net assets. For the six months ended June 30, 2004, GSAM has waived approximately $3,500 of the Management fees.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Service Share fees, Distribution and Service fees, Transfer Agent fees and expenses, litigation and indemnification costs, taxes, interest, brokerage commissions, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.054% of the average daily net assets of the Fund.
     For the six months ended June 30, 2004, GSAM reimbursed approximately $120,100. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2004, the custody fees were reduced by approximately $100 under such arrangements.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2004, Goldman Sachs advised the Fund that it retained approximately $3,000 for Class A shares. Class B and Class C did not retain any sales load.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributed to Class B or Class C Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, on an annualized basis, of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     At June 30, 2004, the amounts owed to affiliates were approximately $49,000, $46,000 and $13,000 for Management, Distribution and Service and Transfer Agent fees, respectively.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the six months ended June 30, 2004 were $37,027,579 and $43,469,129, respectively.
     For the six months ended June 30, 2004, Goldman Sachs earned approximately $9,000 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the Fund.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they were traded. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, depending on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
     At June 30, 2004, the following futures contracts were open as follows:

	Number of			Unrealized
Type	Contracts Long	Settlement Month	Market Value	Gain

S&P 500 Index	2	September 2004	$114,040	$411

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $396, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2004, BGA earned $1,076 in fees as securities lending agent. At June 30, 2004, the Fund had securities on loan having a market value of $765,120 collateralized by cash in the amount of $750,825, which was invested in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At June 30, 2004, there were no outstanding securities on loan to Goldman Sachs.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended December 31, 2003, the Fund’s capital loss carryforward on a tax basis was as follows:

Capital loss carryforward:
Expiring 2008	$(4,726,734)
Expiring 2009	(31,281,640)
Expiring 2010	(20,748,975)
Expiring 2011	(209,608)

Total capital loss carryforward	$(56,966,957)

At June 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$66,508,562

Gross unrealized gain	21,832,132
Gross unrealized loss	(295,816)

Net unrealized security gain (loss)	$21,536,316

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2004 (Unaudited)		December 31, 2003

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	179,648	$1,516,071	360,624	$2,447,954
Shares converted from Class B(a)	1,413	12,095
Shares repurchased	(368,383)	(3,091,224)	(2,020,330)	(13,600,818)

	(187,322)	(1,563,058)	(1,659,706)	(11,152,864)

Class B Shares
Shares sold	62,399	509,121	160,332	1,106,535
Shares converted to Class A(a)	(1,454)	(12,095)
Shares repurchased	(280,593)	(2,289,010)	(687,846)	(4,594,958)

	(219,648)	(1,791,984)	(527,514)	(3,488,423)

Class C Shares
Shares sold	116,087	950,719	250,108	1,671,251
Shares repurchased	(405,309)	(3,299,089)	(885,322)	(6,086,388)

	(289,222)	(2,348,370)	(635,214)	(4,415,137)

Institutional Shares
Shares sold	16,293	138,655	35,435	223,206
Shares repurchased	(156,335)	(1,330,640)	(619,176)	(4,106,332)

	(140,042)	(1,191,985)	(583,741)	(3,883,126)

Service Shares
Shares sold	—	—	2,933	18,000
Shares repurchased	(18,055)	(148,027)	(13,417)	(95,275)

	(18,055)	(148,027)	(10,484)	(77,275)

NET DECREASE	(854,289)	$(7,043,424)	(3,416,659)	$(23,016,825)

(a)	Class B Shares will automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

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FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $400.1 billion in assets under management as of March 31, 2004 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
THE GOLDMAN SACHS ADVANTAGE
Our goal is to deliver:
Strong, Consistent Investment Results
Global Resources and Global Research Team Approach Disciplined Processes
Innovative, Value-Added Investment Products
Thoughtful Solutions Risk Management
Outstanding Client Service
Dedicated Service Teams Excellence and Integrity
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return >
< Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
International Equity Funds Asia Growth Fund Emerging Markets Equity Fund International Growth Opportunities Fund Japanese Equity Fund European Equity Fund International Equity Fund CORESM International Equity Fund
Domestic Equity Funds Small Cap Value Fund CORESM Small Cap Equity Fund Mid Cap Value Fund Concentrated Growth Fund Growth Opportunities Fund Research Select FundSM Strategic Growth Fund Capital Growth Fund Large Cap Value Fund Growth and Income Fund CORESM Large Cap Growth Fund CORESM Large Cap Value Fund CORESM U.S. Equity Fund
Specialty Funds Internet Tollkeeper FundSM CORESM Tax-Managed Equity Fund Real Estate Securities Fund
Asset Allocation Funds Balanced Fund Asset Allocation Portfolios
Fixed Income Funds Emerging Markets Debt Fund High Yield Fund High Yield Municipal Fund Global Income Fund Investment Grade Credit Fund Core Fixed Income Fund U.S. Mortgages Fund Municipal Income Fund Government Income Fund Short Duration Tax-Free Fund Short Duration Government Fund Ultra-Short Duration Government Fund
Enhanced Income Fund
Money Market Funds1
1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005
TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J.Smelcer
Richard P. Strubel Kaysie P.Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick,Vice President James A. McNamara,Vice President
John M. Perlowski, Treasurer Howard B. Surloff, Secretary
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
Visit our Web site at www.gs.com/funds to obtain the most recent month end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.
Holdings are as of June 30, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investments in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investment in IPOs on its total return may not be as significant.
Of course, no assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. Withdrawals from the Fund are taxable. Since the Fund features tax-managed strategies, it may not be a suitable investment for IRAs or other tax-exempt or tax-deferred accounts. Potential investors are strongly encouraged to consult with their tax advisors to determine whether a tax-managed product is suitable for their investment portfolio.
CORESM is a service mark of Goldman, Sachs & Co.
Goldman, Sachs & Co. is the distributor of the Fund.
Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2004 04-1134 / CORETXSAR /4.3K / 07-04

ITEM 2.	CODE OF ETHICS.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Exhibit 99.CODE	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrants's Form N-CSR filed on March 8, 2004 for its Real Estate Securites Fund (Accession Number 0000950123-04-0002984)

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: August 26, 2004